Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Financial Liabilities [Abstract]
Deferred share units	$ 5,714	$ 1,535
Derivative liability - copper call option		9,440
Amounts payable to BC Hydro		10,938
Other financial liabilities	$ 5,714	$ 21,913